Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Energem Corp.
Entity Central Index Key	0001879373
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 3, Tower 11, Avenue 5, No. 8
Entity Address, Address Line Two	Jalan Kerinchi, Bangsar South
Entity Address, City or Town	Kuala Lumpur
City Area Code	(60)
Local Phone Number	3270 47622
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Level 3, Tower 11, Avenue 5, No. 8
Entity Address, Address Line Two	Jalan Kerinchi, Bangsar South
Entity Address, City or Town	Kuala Lumpur
Contact Personnel Name	Swee Guan Hoo